CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Accounts receivable, net of allowance for doubtful accounts of $62, $136 and $261 at September 30, 2012, December 31, 2011 and December 31, 2010 respectively	$ 7,122	[1]	$ 5,664	$ 6,608	[2]
Inventories	5,932	[1]	6,173	5,930	[2]
Other current assets	675	[1]	673	669	[2]
Total current assets	13,729	[1]	12,510	13,207	[2]
PROPERTY AND EQUIPMENT, net	5,055	[1]	5,460	6,775	[2]
Finite Lived Intangible Assets [Line Items]
Intangible assets	6,392		6,705	7,135
Deposits and other assets	85	[1]	109	59	[2]
Total other assets	6,477	[1]	6,814	7,194	[2]
Total assets	25,261	[1]	24,784	27,176	[2]
CURRENT LIABILITIES
Revolving credit line	3,801	[1]	2,439	3,263	[2]
Current portion of long-term debt	415	[1]	431	413	[2]
Current portion of long-term debt, officers and affiliates	1,707	[1]	1,053	4,105	[2]
Accounts payable	3,448	[1]	4,051	4,560	[2]
Accrued expenses and other current liabilities	1,229	[1]	1,786	1,991	[2]
Total current liabilities	10,600	[1]	9,760	14,332	[2]
LONG-TERM LIABILITIES
Long-term debt, less current portion	1,332	[1]	1,611	1,041	[2]
Long-term debt, officers and affiliates, less current portion	527	[1]	2,930	1,974	[2]
Total long-term liabilities	1,859	[1]	4,541	3,015	[2]
Total liabilities	12,459	[1]	14,301	17,347	[2]
Commitments and contingencies		[1]			[2]
STOCKHOLDERS' EQUITY
Preferred stock, no par value; 800,000 shares authorized; no shares issued and outstanding	0	[1]	0	0	[2]
Common stock, no par value; 30,000,000 shares authorized; 11,785,826 shares issued and outstanding	59,344	[1]	59,344	59,344	[2]
Accumulated deficit	(46,542)	[1]	(48,861)	(49,515)	[2]
Total stockholders' equity	12,802	[1]	10,483	9,829	[2]
Total liabilities and stockholders' equity	25,261	[1]	24,784	27,176	[2]
Technical Library [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets	531	[1]	555	598	[2]
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets	$ 5,861	[1]	$ 6,150	$ 6,537	[2]

[1]	Unaudited
[2]	Restated